Long Term Loans	12 Months Ended
Mar. 31, 2012
Long Term Loans [Abstract]
LONG TERM LOANS
22. LONG TERM LOANS

Long-term loan from banks, net of current portion

	As of March 31,
	2011		2012		2012
	(Millions of Rupees)				(Millions of US $) Unaudited
Term loans - Rupee loan
Secured
From Banks	Rs.	5,340	Rs.	70,000	$1,376
Less: Current portion of long-term loan		-		-	-

Long-term loan, net of current portion	Rs.	55,340	Rs.	70,000	$1,376

The scheduled maturity of long-term loan as of March 31, 2012 is under:

Schedule of Maturity

Due in the Years ending March 31	As of March 31,
	2012
	(Millions of Rupees)		(Millions of US $) Unaudited
2014		2,400	47
2015		11,100	218
2016		15,150	298
2017		20,000	393
2018		18,450	363
2019		2,900	57
Total	Rs.	70,000	$1,376

The Company has been allocated the 3G and BWA spectrum by DoT in Delhi and Mumbai circle in the year 2008.

For MTNL and BSNL, being the state owned companies, one block of each spectrum was reserved for them and has been allotted much ahead from the private operators. The entry fees for these spectrums was discovered, on pan India basis, through an open auction among private telecom operators by DoT. The Company has to match the highest price paid by the private operator in Delhi and Mumbai circle that ended in May 2010 for 3G and June 2010 for BWA. The total price for 3G and BWA spectrum, MTNL has paid Rs.110,980 million to DoT in the year 2010.

Delhi and Mumbai were the most expensive circles for 3G with the bid for Delhi costing Rs.3,3169.30 million and Mumbai Rs.3,2470.70 million against the reserve price of Rs.3,200 million each for both the metros.

Similarly for BWA, Delhi and Mumbai witnesses the highest bids at Rs.2,2410.20 and Rs.2,2929.50 million, respectively. MTNL has already launched 3G mobile services.

The Company has borrowed long term loans and short term loans later re-financed to long term loan from banks to finance the liability of this payment. The long term loans from these banks are secured in nature which have floating first pari passu charge on all fixed & current assets. All the long term loans that Company is carrying has a moratorium period of three years for which the Company is contracted to pay only interest obligations.

The weighted average interest rate for the long term loans as of March 31, 2012 is 12.16%.